Exhibit 99.1

Citigroup Commercial Mortgage Trust 2015-GC35

Commercial Mortgage Pass-Through Certificates, Series 2015-GC35

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman, Sachs & Co.

Rialto Mortgage Finance, LLC

RAIT Funding, LLC

FCRE REL, LLC

Drexel Hamilton, LLC

12 November 2015

Ernst & Young LLP Tel: +1 212 773 3000 5 Times Square ey.com New York, NY 10036

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. Citigroup Global Markets Realty Corp. Citigroup Global Markets Inc. 390 Greenwich Street New York, New York 10013	RAIT Funding, LLC 2929 Arch Street, 17th Floor Philadelphia, Pennsylvania 19104

Goldman Sachs Mortgage Company Goldman, Sachs & Co. 200 West Street New York, New York 10282	FCRE REL, LLC 907 Pleasant Valley Avenue Mount Laurel, New Jersey 08054

Rialto Mortgage Finance, LLC 299 Park Avenue, 6th Floor New York, New York 10171	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	Citigroup Commercial Mortgage Trust 2015-GC35
Commercial Mortgage Pass-Through Certificates, Series 2015-GC35 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Mortgage Loan Originators (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.          Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.          Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.          Certain calculation methodologies, which are summarized on Exhibit 1 to Attachment A, for the Mortgage Loans (the “Multiple Property Loans”) secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,

d.          A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Originators, on behalf of the Depositor, instructed us to compare to information contained on the Source Documents,

e.          A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,

f.           A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform no procedures,

g.          A draft of the free writing prospectus for the Citigroup Commercial Mortgage Trust 2015-GC35 securitization transaction (the “Draft Free Writing Prospectus”) and

h.          Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating of certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics, Draft Free Writing Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Free Writing Prospectus or any other information provided to us by the Mortgage Loan Originators, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Mortgage Loan Originators, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 November 2015

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.         The Certificates will represent the beneficial ownership interests in Citigroup Commercial Mortgage Trust 2015-GC35 (the “Issuing Entity”) that will be established by the Depositor and

b.         The Issuing Entity’s main assets will be a pool of 64 fixed rate mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial, multifamily and manufactured housing community properties.

Procedures we performed and our associated findings

1.         We obtained from Citigroup Global Markets Realty Corp. (“Citigroup”), Goldman Sachs Mortgage Company (“Goldman”), Rialto Mortgage Finance, LLC (“Rialto”), RAIT Funding, LLC (“RAIT”) and FCRE REL, LLC (“Freedom,” together with Citigroup, Goldman, Rialto and RAIT, the “Mortgage Loan Originators”), respectively, on behalf of the Depositor:

a.          An electronic data file (each, a “Mortgage Loan Originator Data File”) that the respective Mortgage Loan Originator, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in December 2015 (the “Cut-off Date”) and

b.          A record layout and decode table related to each respective Mortgage Loan Originator Data File.

Citigroup and RAIT, on behalf of the Depositor, informed us prior to the Closing Date (as defined in the Draft Free Writing Prospectus), the mortgage loans originated by RAIT (the “RAIT Mortgage Loans”) will be sold by RAIT to Citigroup, and Citigroup will transfer the RAIT Mortgage Loans to the Depositor. For the purpose of the procedures described in this report with respect to the RAIT Mortgage Loans, we performed such procedures with RAIT, on behalf of the Depositor.

2.         The Mortgage Loan Originators, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Originator Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Originators, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.         For each Mortgage Loan on the Combined Data File, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A provided by the respective Mortgage Loan Originator, on behalf of the Depositor, subject only to the qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph in this Item 3.

Attachment A Page 2 of 15

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Originators, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.         As instructed by the Mortgage Loan Originators, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3., and provided a list of such differences to the Mortgage Loan Originators. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.         Subsequent to the performance of the procedures described in Items 1. through 4. above, we received an electronic data file from Citigroup, on behalf of the Depositor (the “Final Data File,” which together with the Mortgage Loan Originator Data Files comprise the Data Files), that Citigroup, on behalf of the Depositor, indicated contains information on the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.        Final Data File and

b.        Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.         Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.         Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15

8.         Using the:

a.        First Due Date and

b.        Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.         Using the:

a.        First Due Date and

b.        First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 12 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the “Original Term To Maturity (Mos.)” for the “Original Interest-Only Period (Mos.)” characteristic.

10.        Using the:

a.        Original Balance ($),

b.        Mortgage Loan Rate (%) and

c.        Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 4 of 15

11.        Using the:

a.        Original Term To Maturity (Mos.),

b.        Original Interest-Only Period (Mos.),

c.        Original Amortization Term (Mos.) and

d.        Seasoning

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.          Remaining Term To Maturity (Mos.),

ii.         Remaining Interest-Only Period (Mos.) and

iii.        Remaining Amortization Term (Mos.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

12.        Using the:

a.         Original Balance ($),

b.         Interest Accrual Method,

c.         Seasoning,

d.         Original Interest-Only Period (Mos.),

e.         First Due Date,

f.          Maturity Date,

g.         Mortgage Loan Rate (%) and

h.         Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies described on Exhibit 1 to Attachment A for the Underlying Properties associated with each Multiple Property Loan, we recalculated:

i.           The principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”),

ii.          The principal balance of each Multiple Property Loan and its related Underlying Properties as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)”) and

iii.         The principal balance of each Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 15

13.        For each Pari Passu Mortgage Loan (as defined in Note 11 of Exhibit 2 to Attachment A), except for the 590 Madison Avenue Mortgage Loan (as defined in Note 11 of Exhibit 2 to Attachment A), which is described in the succeeding paragraph of this Item 13., Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use the information on the applicable Source Documents to recalculate:

a.          The aggregate principal balance of the related Senior Companion Loan(s) (as defined in Note 11 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)”) and

b.          The aggregate principal balance of the related Senior Companion Loan(s) as of the maturity date of the related Whole Loan (as defined in Note 11 of Exhibit 2 to Attachment A) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

For the 590 Madison Avenue Mortgage Loan, Goldman, on behalf of the Depositor, instructed us to:

a.         Use the information on the applicable Source Documents for the related Senior Companion Loans to recalculate the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and the “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and

b.         Use the information on the applicable Source Documents for the 590 Madison Avenue Subordinate Companion Loan (as defined in Note 11 of Exhibit 2 to Attachment A) to recalculate the principal balance of the 590 Madison Avenue Subordinate Companion Loan as of the Cut-off Date (the “Cut-off Date Subordinate Companion Loan Balance”) and as of the maturity date of the related Whole Loan (the “B Note Balloon Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics. For each Mortgage Loan, except for the 590 Madison Avenue Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<Blank>” for the “Cut-off Date Subordinate Companion Loan Balance” and “B Note Balloon Balance” characteristics.

Attachment A Page 6 of 15

14.        For each Pari Passu Mortgage Loan, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<Blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

15.        Using the:

a.         Master Servicer (%),

b.         Primary Servicer (%) and

c.         Sub-Servicer Fees (bps)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.        Using the:

a.         Servicing Fee Rate,

b.         Trustee Fee,

c.         Operating Advisor Fee and

d.         CREFC Royalty License Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 15

17.        Using:

a.         Information on the Final Data File,

b.         The applicable calculation methodologies and assumptions described in the Draft Free Writing Prospectus and

c.         The applicable calculation methodologies provided by the Mortgage Loan Originators, on behalf of the Depositor, that are described in the succeeding paragraphs of this Item 17.,

we recalculated the:

i.           Underwritten NOI DSCR (x),

ii.          Underwritten NCF DSCR (x),

iii.         2012 NCF DSCR,

iv.         2013 NCF DSCR,

v.          2014 NCF DSCR,

vi.         Most Recent NCF DSCR,

vii.        Cut-off Date LTV Ratio (%),

viii.       LTV Ratio at Maturity (%),

ix.        Debt Yield on Underwritten Net Operating Income (%),

x.         Debt Yield on Underwritten Net Cash Flow (%),

xi.        % of Initial Pool Balance,

xii.       Annual Debt Service ($),

xiii.      Net Mortgage Loan Rate (%) and

xiv.      Loan Per Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Originators, on behalf of the Depositor, to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2012 NCF DSCR,” “2013 NCF DSCR,” “2014 NCF DSCR” and “Most Recent NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

For the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Westin Boston Waterfront Mortgage Loan (as defined in Note 14 of Exhibit 2 to Attachment A), the Illinois Center Mortgage Loan (as defined in Note 3 of Exhibit 2 to Attachment A) and the Mortgage Loans identified on the Final Data File as:

a.         South Plains Mall,

b.         Harbor Pointe Apartments,

c.         Anchorage Marriott Downtown,

d.         Wilshire Catalina,

e.         Chandler Forum,

f.          Cortez Plaza East,

g.         Courtyard Marriott Lynchburg,

h.         Fairfield Inn Fort Myers and

i.          White Oak Professional Center,

Citigroup, Goldman and Rialto, as applicable, on behalf of the Depositor, instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

Attachment A Page 8 of 15

17. (continued)

For the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Mortgage Loan identified on the Final Data File as “Iron Guard Storage Portfolio TX-AL” (the “Iron Guard Storage Portfolio TX-AL Mortgage Loan”), which is a Multiple Property Loan, Citigroup, on behalf of the Depositor, instructed us to:

a.         Use the “Appraised Value ($),” as shown on the Final Data File, for the Underlying Properties identified on the Final Data File as:

i.        Iron Guard Storage Del Valle,

ii.       Iron Guard Storage Tomball,

iii.      Iron Guard Storage Conroe,

iv.      Iron Guard Storage Canyon and

v.       Iron Guard Storage Donna, and

b.         Use the “As Stabilized Appraised Value ($),” as shown on the Final Data File, for the Underlying Property identified on the Final Data File as “Iron Guard Storage Montgomery.”

For the purpose of recalculating the “Cut-off Date LTV Ratio (%)” characteristic for the Mortgage Loan identified on the Final Data File as “Courtyard Marriott Lynchburg” (the “Courtyard Marriott Lynchburg Mortgage Loan”), Citigroup, on behalf of the Depositor, instructed us to increase the “Appraised Value ($)” used for this recalculation by $2,153,600 (which represents the estimated costs for the PIP that is described on the loan agreement Source Document for this Mortgage Loan).

For the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Mortgage Loan identified on the Final Data File as “Kensington Park & Dean Lakes” (the “Kensington Park & Dean Lakes Mortgage Loan”), which is a Multiple Property Loan, Citigroup, on behalf of the Depositor, instructed us to use the “Appraised Value ($),” as shown on the Final Data File, for the Underlying Property identified on the Final Data File as “Dean Lakes” and to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File, for the Underlying Property identified on the Final Data File as “Kensington Park.”

For the Pari Passu Mortgage Loans, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and the related Senior Companion Loan(s), which is twelve (12) times the sum of the:

i.          Monthly Debt Service ($) and

ii.         Pari Passu Companion Loan Monthly Debt Service ($),

both as shown on the Final Data File, to recalculate the:

(a)       Underwritten NOI DSCR (x),

(b)       Underwritten NCF DSCR (x),

(c)       2012 NCF DSCR,

(d)       2013 NCF DSCR,

(e)       2014 NCF DSCR and

(f)        Most Recent NCF DSCR

characteristics.

Attachment A Page 9 of 15

17. (continued)

For each Pari Passu Mortgage Loan, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Senior Companion Loan(s), which is the sum of:

a.         The “Cut-off Date Balance ($)” of the Mortgage Loan and

b.         The “Pari Passu Companion Loan Cut-off Date Balance (Non-trust)” of the related Senior Companion Loan(s),

both as shown on the Final Data File, to recalculate the:

i.       Cut-off Date LTV Ratio (%),

ii.      Debt Yield on Underwritten Net Operating Income (%),

iii.     Debt Yield on Underwritten Net Cash Flow (%) and

iv.     Loan Per Unit ($)

characteristics.

For each Pari Passu Mortgage Loan, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity Date” for the Mortgage Loan and related Senior Companion Loan(s), which is the sum of:

a.     The “Balloon Balance ($)” of the Mortgage Loan and

b.     The “Pari Passu Companion Loan Balloon Balance (Non-trust)” of the related Senior Companion Loan(s),

both as shown on the Final Data File, to recalculate the “LTV Ratio at Maturity (%)” characteristic.

Additionally, for the purpose of recalculating the “LTV Ratio at Maturity (%)” characteristic for the Hammons Hotel Portfolio Mortgage Loan (as defined in Note 3 of Exhibit 2 to Attachment A), which is both a Pari Passu Mortgage Loan and a Multiple Property Loan, Goldman, on behalf of the Depositor, instructed us to:

a.         Use the “Appraised Value ($),” as shown on the Final Data File, for the Underlying Properties identified on the Final Data File as:

i.        Embassy Suites Concord, NC,

ii.       Embassy Suites Murfreesboro, TN,

iii.      Embassy Suites Norman, OK and

iv.      Embassy Suites Huntsville, AL, and

b.         Use the “As Stabilized Appraised Value ($),” as shown on the Final Data File, for the Underlying Properties identified on the Final Data File as:

i.       Courtyard by Marriott Dallas/Allen, TX,

ii.      Renaissance by Marriott Phoenix/Glendale, AZ and

iii.     Residence Inn by Marriott Kansas City, MO.

Attachment A Page 10 of 15

17. (continued)

For the Underlying Properties related to each Multiple Property Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the aggregate:

a.                   Underwritten NOI DSCR (x),

b.                   Underwritten NCF DSCR (x),

c.                   2012 NCF DSCR,

d.                   2013 NCF DSCR,

e.                   2014 NCF DSCR,

f.                    Most Recent NCF DSCR,

g.                   Cut-off Date LTV Ratio (%),

h.                   LTV Ratio at Maturity (%),

i.                     Debt Yield on Underwritten Net Operating Income (%) and

j.                     Debt Yield on Underwritten Net Cash Flow (%)

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through j. above for each Underlying Property associated with such Multiple Property Loan.

For the Mortgage Loans identified on the Final Data File with the “Cross Collateralized (Y/N)” characteristic as “Yes” (the “Crossed Loan Group”), we were instructed by Freedom, on behalf of the Depositor, to recalculate the:

a.                   Underwritten NOI DSCR (x),

b.                   Underwritten NCF DSCR (x),

c.                   2012 NCF DSCR,

d.                   2013 NCF DSCR,

e.                   2014 NCF DSCR,

f.                    Most Recent NCF DSCR,

g.                   Cut-off Date LTV Ratio (%),

h.                   LTV Ratio at Maturity (%),

i.                     Debt Yield on Underwritten Net Operating Income (%) and

j.                     Debt Yield on Underwritten Net Cash Flow (%)

characteristics on an aggregate basis for those Mortgage Loans in the “Crossed Loan Group.”

Attachment A Page 11 of 15

18.        Using:

a.         Information on the Final Data File,

b.         Information on the Source Documents and/or

c.         Information on the Secondary Financing Documents (as defined in Note 18 of

Exhibit 2 to Attachment A) provided by Citigroup, on behalf of the Depositor,

for the JW Marriott Santa Monica Le Merigot Mortgage Loan (as defined in Note 18 of Exhibit 2 to Attachment A), which has a value greater than $0.00 for the “Mezzanine Debt Original Amount” characteristic on the Final Data File, we recalculated the principal balance as of the Cut-off Date of the mezzanine loan related to the JW Marriott Santa Monica Le Merigot Mortgage Loan (the “Mezzanine Debt Cut-off Date Balance”), assuming all scheduled payments of principal and/or interest on the mezzanine loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Citigroup, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan, except the JW Marriott Santa Monica Le Merigot Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” for the “Mezzanine Debt Cut-off Date Balance” characteristic on the Final Data File.

19.        Using the:

a.         Original Balance ($),

b.         Pari Passu Companion Loan Original Balance (Non-trust),

c.         B Note Original Amount,

d.         Cut-off Date Balance ($),

e.         Pari Passu Companion Loan Cut-off Date Balance (Non-trust),

f.          Cut-off Date Subordinate Companion Loan Balance,

g.         Balloon Balance ($),

h.         Pari Passu Companion Loan Balloon Balance (Non-trust),

i.          B Note Balloon Balance,

j.          Mortgage Loan Rate (%),

k.         Subordinate Companion Loan Interest Rate,

l.          Monthly Debt Service ($),

m.        Pari Passu Companion Loan Monthly Debt Service ($) and

n.         B Note Annual Payment

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, and the respective interest rate of the Senior Companion Loan(s) associated with each Pari Passu Mortgage Loan, as shown on the applicable loan agreement and/or loan modification Source Document, we recalculated the:

i.         Whole Loan Original Balance,

ii.        Whole Loan Cut-off Date Balance,

iii.       Whole Loan Balloon Balance,

iv.       Whole Loan Interest Rate and

v.        Whole Loan Annual Payment

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 15

19. (continued)

For each Mortgage Loan on the Final Data File that is not a Pari Passu Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through v. above.

20.        Using the:

a.         Whole Loan Cut-off Date Balance,

b.         Whole Loan Annual Payment,

c.         Underwritten Net Cash Flow ($) and

d.         Appraised Value ($)

of each Pari Passu Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.        Whole Loan DSCR and

ii.       Whole Loan LTV

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Citigroup and Goldman, as applicable, on behalf of the Depositor, to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan on the Final Data File, except for the Pari Passu Mortgage Loans, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” for the “Whole Loan DSCR” and “Whole Loan LTV” characteristics on the Final Data File.

21.        Using the:

a.         Original Balance ($),

b.         Mezzanine Debt Original Amount,

c.         Cut-off Date Balance ($),

d.         Mezzanine Debt Cut-off Date Balance,

e.         Mortgage Loan Rate (%),

f.          Mezzanine Debt Interest Rate,

g.         Annual Debt Service ($) and

h.         Mezzanine Debt Annual Payment

of the JW Marriott Santa Monica Le Merigot Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.         Total Loan Original Balance,

ii.        Total Loan Cut-off Date Balance,

iii.       Total Loan Interest Rate and

iv.       Total Loan Annual Payment

of the JW Marriott Santa Monica Le Merigot Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 15

21. (continued)

For each Mortgage Loan, except for the JW Marriott Santa Monica Le Merigot Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” as the value on the Final Data File for each of the characteristics listed in i. through iv. above.

22.        Using the:

a.                   Total Loan Cut-off Date Balance,

b.                   Total Loan Annual Payment,

c.                   Underwritten Net Cash Flow ($) and

d.                   Appraised Value ($)

of the JW Marriott Santa Monica Le Merigot Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.        Total Loan DSCR and

ii.       Total Loan LTV

of the JW Marriott Santa Monica Le Merigot Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Citigroup, on behalf of the Depositor, to round the “Total Loan DSCR” to two decimal places and the “Total Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan, except for the JW Marriott Santa Monica Le Merigot Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “<blank>” for the “Total Loan DSCR” and “Total Loan LTV” characteristics on the Final Data File.

23.        For each Mortgage Loan identified on the Final Data File with the “Loan Purpose” characteristic as “Refinance” (the “Refinance Loans”) or “Recapitalization” (the “Recapitalization Loans”), except for the Refinance Loans identified on the Final Data File as:

a.         Fairfield Inn Fort Myers,

b.         Terrace Heights Apartments,

c.         627 North Albany Avenue,

d.         100 & 200 Foxborough Boulevard,

e.         Sunrise Plaza,

f.          Calder Center,

g.         935 West Randolph Street and

h.         Maple Square (together, the “Refinance Loans With Principal’s New Cash Contribution”),

the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 14 of 15

24.        For each Refinance Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:

a.         Loan Amount (sources),

b.         Subordinate Debt,

c.         Other Sources and

d.         Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

25.        For each Refinance Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution” as the difference between the:

a.         Total Sources and

b.         Sum of the:

i.         Loan Payoff,

ii.        Purchase Price,

iii.       Closing Costs,

iv.       Reserves and

v.        Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

26.        For:

a.         The Mortgage Loans identified on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (the “Acquisition Loans”) and

b.         The Refinance Loans With Principal’s New Cash Contribution,

the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 15

27.        For each Mortgage Loan, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:

a.           Loan Payoff,

b.           Purchase Price,

c.           Closing Costs,

d.           Reserves,

e.           Other Uses and

f.            Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

28.        For each Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:

a.         Total Uses and

b.         Sum of the:

i.         Loan Amount (sources),

ii.        Subordinate Debt and

iii.       Other Sources,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

29.        For each Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the “Total Sources” as the sum of the:

a.         Loan Amount (sources),

b.         Subordinate Debt,

c.         Other Sources and

d.         Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Originators

• Illinois Center • 100 & 200 Foxborough Boulevard • Great Value Portfolio	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated on the applicable appraisal report Source Document

• Hammons Hotel Portfolio	Original Balance ($) and Allocated Cut-off Date Loan Amount ($)	The “Original Balance ($)” and “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the Hammons Hotel Portfolio Whole Loan (as defined in Table A1 that is contained in Note 11 of Exhibit 2 to Attachment A) that are stated on the loan agreement Source Document

• Reynolds MHC Portfolio 4 • Iron Guard Storage Portfolio TX-AL • North Myrtle Beach Self Storage Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the applicable loan agreement Source Document
• Kensington Park & Dean Lakes	Allocated Cut-off Date Loan Amount ($)

The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated on the applicable loan agreement Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Originators” columns are defined in Item 12. of Attachment A and Exhibit 2 to Attachment A of this report.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units, Pads, Rooms, Sq Ft, Beds (see Note 2)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary
Occupancy (%) (see Note 2)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Occupancy Date	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll
Subsidized Housing Programs	Appraisal Report
Student / Military / Other Concentration? (Y/N)	Appraisal Report

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 3)	Appraisal Report
Appraisal Date (see Note 3)	Appraisal Report
As Stabilized Appraised Value ($) (see Note 3)	Appraisal Report
As Stabilized Appraisal Date (see Note 3)	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 4)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 4)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Note 4)	Environmental Insurance Certificate
Seismic Report Date (see Note 5)	Seismic Report
PML or SEL (%) (see Note 5)	Seismic Report
Earthquake Insurance Required (see Note 6)	Seismic Report
Blanket Insurance Policy (Yes/No)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Major Tenant Information: (see Notes 2, 7 and 8)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 9)

Characteristic	Source Document(s)

2012 NOI Date	Underwriter’s Summary Report
2012 EGI ($)	Underwriter’s Summary Report
2012 Expenses ($)	Underwriter’s Summary Report
2012 NOI ($)	Underwriter’s Summary Report
2012 NCF	Underwriter’s Summary Report
2013 NOI Date	Underwriter’s Summary Report
2013 EGI ($)	Underwriter’s Summary Report
2013 Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2013 NCF	Underwriter’s Summary Report
2014 EGI Date	Underwriter’s Summary Report
2014 EGI ($)	Underwriter’s Summary Report
2014 Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2014 NCF	Underwriter’s Summary Report
Most Recent NOI Date (if past 2014)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2014) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2014) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2014) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2014) ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 10)	Underwriter’s Summary Report
RevPAR ($) (see Note 10)	Underwriter’s Summary Report

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement or Guaranty Agreement
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 11)

For Underlying Properties associated with Multiple Property Loans:

•           Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

For all other Mortgage Loans:

•           Promissory Note, Loan Agreement or Loan Modification Agreement

Pari Passu Companion Loan Original Balance (Non-trust) (see Note 11)	Loan Agreement or Loan Modification Agreement
Number of Properties	Loan Agreement, Loan Modification Agreement or Appraisal Report
Mortgage Loan Rate (%)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 11 and 12)	Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 11)	Loan Agreement or Loan Modification Agreement
Amortization Type	Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Loan Agreement or Loan Modification Agreement
ARD (Yes / No)	Loan Agreement or Loan Modification Agreement
Maturity Date	Loan Agreement or Loan Modification Agreement
Final Maturity Date	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Due Date	Loan Agreement or Loan Modification Agreement
Grace Period-Late Fee	Loan Agreement, Loan Modification Agreement or Promissory Note
Grace Period-Default	Loan Agreement, Loan Modification Agreement or Promissory Note
Due On Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor	Guaranty Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Loan Agreement or Loan Modification Agreement
First Due Date (see Note 13)	Loan Agreement or Loan Modification Agreement
Last IO Due Date	Loan Agreement or Loan Modification Agreement
First P&I Due Date	Loan Agreement or Loan Modification Agreement
Lockbox (see Note 14)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 14)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Note 15)	Loan Agreement or Loan Modification Agreement
Lockout Period (see Note 15)	Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 15 and 16)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 15 and 17)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 16)	Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted	Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 17)	Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Loan Agreement or Loan Modification Agreement
Prepayment Type	Loan Agreement or Loan Modification Agreement
Yield Maintenance Index	Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount	Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin	Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method	Loan Agreement or Loan Modification Agreement
Release Provisions (Y/N)	Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Condominium Present?	Loan Agreement or Loan Modification Agreement
Tenant In Common (Yes/No)?	Loan Agreement, Loan Modification Agreement or Recorded Memorandum of Agreement Among Co-Owners
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Overlapping Fee Interest?	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment,
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Balance	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Loan Agreement or Loan Modification Agreement
B Note Original Amount (see Note 18)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Companion Loan Interest Rate (see Note 18)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Annual Payment (see Note 18)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 18)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Amount (see Note 18)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (see Note 18)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 18)	Secondary Financing Documents

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Mezzanine Debt Annual Payment (see Note 18)	Secondary Financing Documents
Other Subordinate Debt Balance (see Note 18)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Subordinate Debt Type (see Note 18)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Future Debt Allowed?	Loan Agreement or Loan Modification Agreement
Loan Purpose (see Note 19)	Closing Statement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff (see Note 19)	Closing Statement
Purchase Price	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses	Closing Statement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:

a.	Address,

b.	City and

c.	State

characteristics, we were instructed by the Mortgage Loan Originators, on behalf of the Depositor, to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Units, Pads, Rooms, Sq Ft, Beds,” “Occupancy (%)” and “Major Tenant Information” characteristics, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to include the improvements associated with ground lease tenants, all as shown on the applicable Source Documents.

3.	For the Mortgage Loan identified on the Combined Data File as “Illinois Center” (the “Illinois Center Mortgage Loan”), which is a Multiple Property Loan, the related loan file contains one appraisal report Source Document which contains an aggregate “as is” and an aggregate “as stabilized” appraised value for the Underlying Properties that secure this Mortgage Loan, but which does not allocate these aggregate appraised values to each Underlying Property. For the purpose of comparing the “Appraised Value ($)” and “As Stabilized Appraised Value ($)” characteristics for the Underlying Properties which secure the Illinois Center Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to allocate the aggregate “as is” and “as stabilized” appraised values described on the appraisal report Source Document, respectively, on a pro-rata basis to each Underlying Property using the “Underwritten Net Cash Flow ($)” for each Underlying Property that is shown on the underwriter’s summary report Source Document for this Mortgage Loan.

For the Mortgage Loan identified on the Combined Data File as “100 & 200 Foxborough Boulevard” (the “100 & 200 Foxborough Boulevard Mortgage Loan”), which is a Multiple Property Loan, the related loan file contains one appraisal report Source Document which contains an aggregate “As Is” appraised value for the Underlying Properties that secure this Mortgage Loan, but which does not allocate these aggregate appraised values to each Underlying Property. For the purpose of comparing the “Appraised Value ($)” characteristic for the Underlying Properties which secure the 100 & 200 Foxborough Boulevard Mortgage Loan, Freedom, on behalf of the Depositor, instructed us to allocate the aggregate “As Is” appraised value described on the appraisal report Source Document on a pro-rata basis to each Underlying Property using the “Units, Pads, Rooms, Sq Ft, Beds” characteristic for each Underlying Property that is shown on the underwritten rent roll Source Document for this Mortgage Loan.

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

For the Underlying Property identified on the Combined Data File as “Courtyard by Marriott Dallas/Allen, TX,” which is an Underlying Property that secures the Multiple Property Loan identified on the Combined Data File as “Hammons Hotel Portfolio” (the “Hammons Hotel Portfolio Mortgage Loan”), the appraisal report Source Document contains an “As Is” appraised value of $41,400,000 and a “Total Capital Expenditures” value of $1,944,314. For the purpose of comparing the “Appraised Value ($)” characteristic for this Underlying Property, Goldman, on behalf of the Depositor, instructed us to add the $1,944,314 “Total Capital Expenditures” value to the $41,400,000 “As Is” appraised value, both as shown on the appraisal report Source Document.

For the Underlying Property identified on the Combined Data File as “Renaissance by Marriott Phoenix/Glendale, AZ,” which is an Underlying Property that secures the Hammons Hotel Portfolio Mortgage Loan, the appraisal report Source Document contains an “As Is” appraised value of $54,550,000 and a “Total Capital Expenditures Rounded” value of $650,000. For the purpose of comparing the “Appraised Value ($)” characteristic for this Underlying Property, Goldman, on behalf of the Depositor, instructed us to add the $650,000 “Total Capital Expenditures Rounded” value to the $54,550,000 “As Is” appraised value, both as shown on the appraisal report Source Document.

For the Underlying Property identified on the Combined Data File as “Residence Inn by Marriott Kansas City, MO,” which is an Underlying Property that secures the Hammons Hotel Portfolio Mortgage Loan, the appraisal report Source Document contains an “As Is (Hotel)” appraised value of $15,200,000 and a “Total Capital Expenditures” value of $976,188. For the purpose of comparing the “Appraised Value ($)” characteristic for this Underlying Property, Goldman, on behalf of the Depositor, instructed us to add the $976,188 “Total Capital Expenditures” value to the $15,200,000 “As Is (Hotel)” appraised value, both as shown on the appraisal report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

3. (continued)

For the Mortgage Loan identified on the Combined Data File as “Tractor Supply (Chandler)” (the “Tractor Supply (Chandler) Mortgage Loan”), the appraisal report Source Document contains:

a.	An “As Is” appraised value of $3,740,000 as of 7 August 2015 and

b.	An “As Stabilized” appraised value of $5,200,000 as of 15 October 2015.

For the Tractor Supply (Chandler) Mortgage Loan, RAIT, on behalf of the Depositor, instructed us to use:

i.	“$5,200,000” for the “Appraised Value ($)” characteristic,

ii.	“10/15/2015” for the “Appraisal Date” characteristic and

iii.	“NAP” for the “As Stabilized Appraised Value ($)” and “As Stabilized Appraisal Date” characteristics.

4.	The Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform procedures on the ”Environmental Phase II” and “Environmental Phase II Report Date” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

The Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Insurance Required (Y/N)” characteristic only for Mortgage Loans and/or mortgaged properties (if any) that contained an environmental insurance certificate Source Document in the related loan file. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Combined Data File that did not contain an environmental insurance certificate Source Document in the related loan file was required by the applicable Mortgage Loan Originator to obtain environmental insurance for the related mortgaged property.

5.	The Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for Mortgage Loans and/or mortgaged properties that contained a seismic report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property that does not contain a seismic report in the related loan file, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

6.	For each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” characteristic on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” characteristic on the Combined Data File is less than 20% or is “NAP” (see Note 5 above), the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the applicable Source Document. Furthermore, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown on the applicable Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics for the Mortgage Loan identified on the Combined Data File as 750 Lexington Avenue (the “750 Lexington Avenue Mortgage Loan”), Citigroup, on behalf of the Depositor, instructed us to exclude the tenant identified as “Ampco Parking Svc” on the underwritten rent roll Source Document.

8.	For the purpose of comparing the “Major Tenant Information” characteristics for each mortgaged property on the Combined Data File, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown on the applicable Source Document.

9.	For the purpose of comparing the “Underwriting Information” characteristics (except for the “ADR ($)” and “RevPAR ($)” characteristics), the Mortgage Loan Originators, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

10.	The Mortgage Loan Originators, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for Mortgage Loans and/or mortgaged properties with a “General Property Type” of “Hospitality” on the Combined Data File.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the “most recent” or “trailing 12 month” values on the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

11.	Citigroup and Goldman, as applicable, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A1 (each, a “Pari Passu Mortgage Loan”) are each comprised of a pari-passu portion of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari passu portions that will not be assets of the Issuing Entity (each, a “Senior Companion Loan”), and with respect to the Mortgage Loan identified on the Combined Data File as “590 Madison Avenue” (the “590 Madison Avenue Mortgage Loan”), a subordinate portion that will not be an asset of the Issuing Entity (the “590 Madison Avenue Subordinate Companion Loan”). For each Whole Loan listed in Table A1, the applicable Source Document listed in the “Source Document” column of Table A1 indicates that the Mortgage Loan was split into multiple note components (each, a “Note Component”), which are listed in the “Note Component(s)” column of Table A1.
Table A1:
Whole Loan	Mortgage Loan Originator	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Source Document
590 Madison Avenue Whole Loan	Goldman	Mortgage Loan Senior Companion Loans	A-3 A-1, A-2	Interest Only	Loan Modification Agreement
		Subordinate Companion Loan	B
South Plains Mall Whole Loan	Goldman	Mortgage Loan	A-2	Interest Only	Loan Modification Agreement
		Senior Companion Loans	A-1, A-3
Westin Boston Waterfront Whole Loan	Goldman	Mortgage Loan	A-2	Amortizing	Loan Modification Agreement
		Senior Companion Loans	A-1, A-3
Harbor Pointe Apartments Whole Loan	Citigroup	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only	Loan Modification Agreement
Illinois Center Whole Loan	Citigroup	Mortgage Loan	A-3	Interest Only, Then Amortizing	Loan Modification Agreement
		Senior Companion Loans	A-1, A-2
750 Lexington Avenue Whole Loan	Citigroup	Mortgage Loan Senior Companion Loan	A-2 A-1	Interest Only, Then Amortizing	Loan Modification Agreement
Anchorage Marriott Downtown Whole Loan	Citigroup	Mortgage Loan Senior Companion Loan	A-1 A-2	Amortizing	Loan Modification Agreement
Hammons Hotel Portfolio Whole Loan	Goldman	Mortgage Loan Senior Companion Loans	A-4 A-1, A-2, A-3	Amortizing	Loan Modification Agreement
JW Marriott Santa Monica Le Merigot Whole Loan	Citigroup	Mortgage Loan Senior Companion Loan	A-1 A-2	Amortizing	Loan Modification Agreement

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use information on the applicable Source Document listed in the “Source Document” column of Table A1 for the “Note Component” that is listed in the “Note Component(s)” column of Table A1 that is associated with the “Mortgage Loan” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A1.

Exhibit 2 to Attachment A

Notes: (continued)

11. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic for each Pari Passu Mortgage Loan, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use information on the applicable Source Document listed in the “Source Document” column of Table A1 for the “Note Component(s)” that are listed in the “Note Component(s)” column of Table A1 that are associated with the “Senior Companion Loan(s)” portion of each Whole Loan that is listed in the “Mortgage Loan and Companion Loan(s)” column of Table A1.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A1, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A1, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the aggregate original balance of the related Senior Companion Loan(s), as shown on the loan modification agreement Source Document, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only, Then Amortizing” listed in the “Amortization Type” column of Table A1 (each, a “Partial IO Pari Passu Mortgage Loan”), Citigroup, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown on the loan agreement Source Document, based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

11. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Partial IO Pari Passu Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown on the loan agreement Source Document based on the ratio of the aggregate original balance of the related Senior Companion Loan(s), as shown on the loan modification agreement Source Document, to the original balance of the related Whole Loan, as shown on the loan agreement Source Document.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” listed in the “Amortization Type” column of Table A1, each of which has an “Interest Accrual Method” on the Combined Data File of “Actual/360,” Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	Pari Passu Companion Loan Original Balance (Non-trust),

b.	The interest rate for the related Senior Companion Loan(s), as shown on the applicable Source Document, and

c.	365/360.

For the purpose of this procedure, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic without regard to any adjustments for a leap year.

12.	For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (the “Partial I/O Loans”), except for the Partial IO Pari Passu Mortgage Loans which are described in Note 11 above, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” after the expiration of the “Original Interest-Only Period (Mos.),” as shown on the applicable loan agreement or loan modification agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

12. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” (the “Interest Only Loans”), all of which have an “Interest Accrual Method” on the Combined Data File of “Actual/360,” the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of the:

a.	Original Balance ($),

b.	Mortgage Loan Rate (%) and

c.	365/360.

For the purpose of this procedure, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic for each Interest Only Loan without regard to any adjustments for a leap year.

13.	For the purpose of comparing the “First Due Date” characteristic for the Mortgage Loans on the Combined Data File that were contributed by Goldman and Rialto (except for the Mortgage Loans described in the succeeding paragraph of this Note 13.), we were instructed by Goldman and Rialto, as applicable, on behalf of the Depositor, to assume that the “First Due Date” is the sixth day of the calendar month in which the first full “Interest Accrual Period” (as defined on the applicable loan agreement Source Document) ends.

For the 590 Madison Avenue Mortgage Loan and the Mortgage Loan identified on the Combined Data File as “Paramus Park” (the “Paramus Park Mortgage Loan”), which each have a “Due Date” of the first day of each calendar month, as shown on the Combined Data File, and which each accrue interest from and including the sixth day of each calendar month to and including the fifth day of the succeeding calendar month, as described on the applicable loan agreement Source Document, Goldman, on behalf of the Depositor, instructed us to assume that the “First Due Date” is the first day of the calendar month in which the first full “Interest Accrual Period” (as defined on the applicable loan agreement Source Document) ends.

Exhibit 2 to Attachment A

Notes: (continued)

14.	For the purpose of comparing the “Lockbox” characteristic, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the following definitions:

a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Hospitality, multifamily and manufactured housing community properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the property manager of the related mortgaged property into the lockbox account controlled by the lender.

b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Hospitality, multifamily and manufactured housing community properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager.

c.	Soft Springing - the borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default or one or more specified trigger events under the loan documents, at which time the lockbox account converts to a “Hard” lockbox.

d.	Springing - a lockbox that is not currently in place, but the loan documents require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the loan documents.

For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the following definitions:

a.	In-Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the loan documents have occurred and are outstanding) generally on a daily basis,
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the loan documents.

Exhibit 2 to Attachment A

Notes: (continued)

14. (continued)

For the Mortgage Loan identified on the Combined Data File as “Westin Boston Waterfront” (the “Westin Boston Waterfront Mortgage Loan), the loan agreement Source Document (the “Westin Boston Loan Agreement”) and the management agreement Source Document (the “Westin Boston Management Agreement”) indicate that:

a.	The property manager at the related mortgaged property established an operating account into which all credit card receipts, cash, checks or “over the counter” receipts are deposited,

b.	The property manager is only required to transfer to the lender’s cash management account amounts from that operating account that would otherwise be payable to the borrower under the Westin Boston Management Agreement after payment of operating expenses, management fees and any reserves required under the Westin Boston Management Agreement,

c.	The property manager will otherwise have unrestricted access to funds in the operating account to the extent and for the purposes set forth in the Westin Boston Management Agreement until the Westin Boston Management Agreement has been terminated and

d.	The Westin Boston Loan Agreement prohibits the borrower or operating lessee from withdrawing or transferring money from such operating account.

For the Westin Boston Waterfront Mortgage Loan, Goldman, on behalf of the Depositor, instructed us to use “Hard” for the “Lockbox” characteristic and “In Place” for the “Cash Management” characteristic.

15.	For the purpose of comparing the:

a.	Prepayment Provision,

b.	Lockout Period,

c.	Lockout Expiration Date and

d.	Prepayment / Defeasance Begin Date

characteristics for the Pari Passu Mortgage Loans, Citigroup and Goldman, as applicable, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined on the applicable loan agreement Source Document) has been securitized.

Exhibit 2 to Attachment A

Notes: (continued)

16.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period.

17.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayments with yield maintenance, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic, the Mortgage Loan Originators, on behalf of the Depositor, instructed us to use first “Due Date” which occurs during the open period.

Exhibit 2 to Attachment A

Notes: (continued)

18.	For the purpose of comparing the:

a.	B Note Original Amount,

b.	Subordinate Companion Loan Interest Rate,

c.	B Note Annual Payment,

d.	Name of Mezzanine Lender,

e.	Mezzanine Debt Original Amount,

f.	Mezzanine Debt Interest Rate,

g.	Mezzanine Debt Maturity Date,

h.	Mezzanine Debt Annual Payment,

i.	Other Subordinate Debt Balance and

j.	Other Subordinate Debt Type

characteristics, either:

i.	The loan agreement and/or loan modification Source Documents describe the existence of any additional debt or

ii.	The Mortgage Loan Originators, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, subordination and standstill agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated on the loan agreement and/or loan modification agreement Source Documents or information indicated on the Secondary Financing Documents, we could not determine whether there is other existing secondary financing.

For the mezzanine loan related to the Mortgage Loan identified on the Combined Data File as “JW Marriott Santa Monica Le Merigot” (the “JW Marriott Santa Monica Le Merigot Mortgage Loan”), the mezzanine loan agreement Secondary Financing Document:

a.	Contains language in Section 2.6 which states “The Monthly Debt Service Payment Amount required hereunder is based upon a thirty (30) year amortization schedule” and

b.	Contains language throughout the rest of the document which indicates that such loan is interest-only throughout its entire term.

For the mezzanine loan related to the JW Marriott Santa Monica Le Merigot Mortgage Loan, Citigroup, on behalf of the Depositor, indicated that this mezzanine loan is interest-only throughout its entire term and instructed us to ignore the language described in a. above for the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic (as further described in the succeeding two paragraphs of this Note 18).

Exhibit 2 to Attachment A

Notes: (continued)

18. (continued)

For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for the mezzanine loan related to the JW Marriott Santa Monica Le Merigot Mortgage Loan, Citigroup, on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Amount,” as shown on the Final Data File,

b.	The “Mezzanine Debt Interest Rate,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, Citigroup, on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” characteristic without regard to any adjustments for a leap year.

For the purpose of comparing the:

a.	B Note Original Amount and

b.	Subordinate Companion Loan Interest Rate

characteristics for the 590 Madison Avenue Mortgage Loan (which relate to the 590 Madison Avenue Subordinate Companion Loan), Goldman, on behalf of the Depositor, instructed us to use the applicable information relating to the 590 Madison Avenue Subordinate Companion Loan, as shown on the applicable Source Documents.

For the purpose of comparing the “B Note Annual Payment” characteristic for the 590 Madison Avenue Mortgage Loan (which relates to the annual debt service for the 590 Madison Avenue Subordinate Companion Loan), Goldman, on behalf of the Depositor, instructed us to recalculate the “B Note Annual Payment” as the product of:

a.	The “B Note Original Amount,” as shown on the Final Data File,

b.	The “Subordinate Companion Loan Interest Rate,” as shown on the Final Data File, and

c.	365/360.

For the purpose of this procedure, Goldman, on behalf of the Depositor, instructed us to recalculate the “B Note Annual Payment” characteristic without regard to any adjustments for a leap year.

Exhibit 2 to Attachment A

Notes: (continued)

19.	For each Mortgage Loan listed in Table A2, Citigroup, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A2, even though the information in the “Provided Value” column could not be identified on the applicable Source Document(s).

Table A2:

Mortgage Loan Originator	Mortgage Loan	Characteristic	Provided Value
Citigroup	Anchorage Marriott Downtown	Loan Purpose	Refinance

Citigroup	JW Marriott Santa Monica Le Merigot	Loan Purpose	Refinance

Citigroup	Anchorage Marriott Downtown	Loan Payoff	$46,113,191

Citigroup	JW Marriott Santa Monica Le Merigot	Loan Payoff	$34,658,321

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Originators, on behalf of the Depositor, that are described in the notes above.

 Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Control Number
Loan Number
Mortgage Loan Seller
Loan / Property Flag
Master Servicer (%)
Primary Servicer (%)
Sub-Servicer Fees (bps)
Trustee Fee
Operating Advisor Fee
CREFC Royalty License Fee
Pari Passu Split (Y/N)
Pari Passu Controlling Piece in Trust?
Pari Passu Description
B Note Maturity Date

Note: We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.